Asbestos - Summary of Net Unfunded AFFA Liability, Net of Tax 2 (Detail) $ in Millions, $ in Millions		12 Months Ended						60 Months Ended
	Jul. 01, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 AUD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 AUD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 AUD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 AUD ($)	Mar. 31, 2020 AUD ($)	Jul. 31, 2019 AUD ($)	Mar. 31, 2019 AUD ($)	Jul. 01, 2018 AUD ($)
Asbestos Claims [Line Items]
Translation of payments at exchange rate, number of days prior to payment date		5 days	5 days
Payment to fund		$ 108.9	$ 156.7	$ 103.0	$ 138.4	$ 102.2	$ 135.1	$ 468.0	$ 632.0
Net cash provided by operating activities		451.2		304.0		$ 308.5
Adjustment to Net Cash Provided by (Used in) Operating Activities		13.2
Restricted short-term investments - Asbestos		21.6		$ 17.7				$ 21.6		$ 35.0	$ 110.0	$ 25.0	$ 120.0
Restricted Short-Term Investments Asbestos Matured			75.0		$ 95.0
Asbestos Liability
Asbestos Claims [Line Items]
Asbestos claims paid		104.6	153.3
Net Unfunded AFFA Liability
Asbestos Claims [Line Items]
Payment received in accordance with AFFA		108.9	$ 156.7
AICF Funding
Asbestos Claims [Line Items]
Maximum percentage of Free Cash Flow contributed to AICF (as percent)				35.00%	35.00%
Net cash provided by operating activities		$ 438.0
Scenario, Forecast [Member] | AICF Funding
Asbestos Claims [Line Items]
Payment to fund	$ 153.3